Reserves (Details) - Dec. 14, 2021 $ in Thousands, $ in Thousands	AUD ($) EquityInstruments company shares	USD ($) EquityInstruments company shares
Reserves
Number of group companies that collapsed | company	3	3
Intercompany debt recognised as capital contribution on deregistration or liquidation of subsidiaries		$ 5,897
Consideration recharged and capitalised as intangible assets		$ 1,765
Golden Metal Resources Australia Pty Ltd. | Thor Mining Plc | Black Fire Industrial Minerals Pty Ltd
Reserves
Number of shares acquired | shares	1,256,350	1,256,350
Golden Metal Resources Australia Pty Ltd. | Thor Mining Plc | BFM Resources Inc.
Reserves
Amount of debt acquired	$ 1,873
Golden Metal Resources Australia Pty Ltd. | Thor Mining Plc | Pilot Metals Inc.
Reserves
Amount of debt acquired	$ 2,064
Power Metal Resources Plc | Thor Mining Plc
Reserves
Consideration paid for acquisition of shares and debt		$ 1,765
Consideration paid for acquisition of shares and debt, ordinary shares | shares	48,118,920	48,118,920
Consideration paid for acquisition of shares and debt, warrants | EquityInstruments	12,500,000	12,500,000
Consideration paid for acquisition of shares and debt, cash		$ 115